Current Assets - Prepayments - Summary of Current Assets Prepayments (Details) - USD ($)	Jun. 30, 2022	Jun. 30, 2021
Current Prepayments [Abstract]
R&D Contract Research Organization	$ 7,428,599	$ 12,551,398
Insurance	1,086,847	1,820,059
Other prepayments	204,749	14,698
Total current prepayments	$ 8,720,195	$ 14,386,155